FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk Exposures (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Credit risk
Maximum exposure	$ 39	$ 24
Cash at bank
Credit risk
Maximum exposure	$ 1,290	$ 1,762